UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03721
BNY Mellon Intermediate Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Intermediate Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Ticker – DITEX
This annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.	$68	0.66%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s shares returned 6.29%.
  In comparison, the Bloomberg Municipal Bond: 7 Year Index (6-8) returned 4.91% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, pre-paid gas, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 8-to-12-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond: 7 Year Index (6-8) on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
	1YR	5YR	10YR
BNY Mellon Intermediate Municipal Bond Fund, Inc.	6.29%	0.91%	1.90%
Bloomberg U.S. Municipal Bond Index (broad-based index)	6.67%	0.92%	2.21%
Bloomberg Municipal Bond: 7 Year Index (6-8)	4.91%	1.07%	2.07%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$348	195	$1,610,202	22.54%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

General Obligation
10.5%
Medical
10.5%
Airport
10.3%
School District
7.3%
Power
6.3%
Nursing Homes
5.3%
Water & Sewer
5.1%
Education
4.1%
Housing
4.0%
Development
3.9%
Tobacco Settlement
3.4%
Transportation
2.0%
Student Loan
1.3%
Net Other Assets and Liabilities
26.0%

State Allocation (Based on Net Assets)

Pennsylvania 7.9%
Illinois 7.9%
New York 6.6%
California 6.0%
Wisconsin 5.5%
Michigan 5.5%
Washington 5.4%
Texas 5.0%
Alabama 4.4%
New Jersey 3.9%
Florida 3.6%
Massachusetts 2.9%
Georgia 2.7%
Indiana 2.7%
Ohio 2.7%
South Carolina 2.6%
Utah 2.4%
Oregon 2.2%
Colorado 1.6%
Virginia 1.6%
Arizona 1.6%
Connecticut 1.5%
New Hampshire 1.4%
Louisiana 1.3%
Iowa 1.1%
North Carolina 1.0%
Tennessee 1.0%
Net Other Assets and Liabilities 8.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0947AR0526

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,419  in 2025 and $38,419 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,322 in 2025 and $14,484 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,787  in

2025 and $2,751 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,560,693 in 2025 and $3,846,908 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Intermediate Municipal Bond Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
Single Share	DITEX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Intermediate Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
May 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	1,356,283	1,354,168
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	910,699	877,174
Total Collateralized Municipal-Backed Securities (cost $2,501,500)				2,231,342
Long-Term Municipal Investments — 98.8%
Alabama — 4.4%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	1,024,510
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,054,634
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,016,067
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,321,899
Southeast Energy A Cooperative District, Revenue Bonds, Ser. B	5.00	9/1/2033	3,425,000	3,492,803
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,214,115
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,104,482
				15,228,510
Arizona — 1.2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,479,204
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,000,000	1,015,877
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,582,448
				4,077,529
California — 6.0%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	3,250,000	3,312,568
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	1,377,663	1,368,111
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2035	4,000,000	4,194,686
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,098,090	1,084,855
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.00	11/1/2035	1,000,000	1,054,099
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project)(b)	5.00	9/2/2040	265,000	270,924
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,750,000	1,975,607
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,206,582
San Bernardino Unified School District, COP (Insured; Assured Guaranty Corp.)	5.00	10/1/2040	2,800,000	3,163,904
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,117,724
				20,749,060
Colorado — 1.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding(a),(c)	5.00	11/19/2026	230,000	232,535
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,500,000	1,530,844
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Ser. A(b)	5.00	4/1/2035	2,110,000	2,283,859
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,572,078
				5,619,316

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Connecticut — 1.5%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,193,844
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home, Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,025,428
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	2,000,000	2,019,439
				5,238,711
Delaware — .4%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,294,253
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,165,451
Florida — 3.6%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,034,095
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	2,000,000	2,072,619
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing At Nocatee Project) Ser. A(b)	5.50	11/15/2035	1,000,000	1,056,023
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,250,593
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,793,149
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,543,279
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	745,000	753,733
				12,503,491
Georgia — 2.7%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2044	1,250,000	1,378,548
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,231,141
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,092,965
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,657,452
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,126,273
				9,486,379
Hawaii — .9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,559,015
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,676,157
				3,235,172
Illinois — 7.9%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	981,966
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	2,903,224
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,568,613
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,601,139
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,000,000	2,149,378
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,071,079
Chicago Park District, GO, Refunding (Personal Property Replacement) Ser. E	4.00	1/1/2034	1,115,000	1,129,072
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,462,169
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,621,233
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,333,323
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,350,742
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,727,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Illinois — 7.9% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,652,493
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,887,077
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,052,078
				27,490,641
Indiana — 2.7%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,283,329
Indiana Finance Authority, Revenue Bonds, Refunding (Franciscan Alliance, Inc. Obligated Group) Ser. A	5.00	11/1/2041	1,750,000	1,932,943
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,546,430
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,444,960
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,233,522
				9,441,184
Iowa — 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(a),(c)	4.00	12/1/2032	1,000,000	1,074,104
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	509,307
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,005,557
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	1,000,000	1,066,171
				3,655,139
Kentucky — .3%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,066,380
Louisiana — 1.3%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,321,391
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,050,000	1,154,929
Parish of St. John, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	999,117
				4,475,437
Maryland — .5%
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,536,702
Massachusetts — 2.9%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,587,386
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.25	7/1/2044	3,000,000	3,289,067
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2042	3,000,000	3,269,041
				10,145,494
Michigan — 5.5%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,642,344
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,367,984
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,500,000	1,723,796
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	2,000,000	2,003,674
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,664,450
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,300,204

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Michigan — 5.5% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,053,989
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,533,444
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2041	850,000	926,868
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2042	1,000,000	1,083,101
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2037	350,000	391,648
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2038	450,000	503,058
				19,194,560
Minnesota — .3%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.25	6/1/2045	1,000,000	965,078
Nebraska — .9%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,102,315
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,153,796
				3,256,111
Nevada — .6%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,612,099
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	523,752
				2,135,851
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	900,458
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(d)	0.00	12/15/2033	950,000	604,945
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	2,000,000	2,023,347
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	1,499,087	1,463,964
				4,992,714
New Jersey — 3.9%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,360,000	1,430,483
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,497,829
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,751,967
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,102,154
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,096,162
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,242,590
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,242,146
				13,363,331
New York — 6.6%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.00	5/1/2040	1,000,000	1,104,953
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.38	12/15/2035	3,000,000	3,000,892
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,000,000	1,039,752
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,219,955
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,270,610
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	183,104
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	632,233
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,034,875

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 6.6% (continued)
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,000,000	1,000,118
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Air Terminal)	5.00	12/1/2035	3,850,000	4,114,111
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	6.00	6/30/2043	1,250,000	1,412,136
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,000,699
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	4.25	6/30/2042	2,000,000	1,943,717
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	5.50	6/30/2043	800,000	847,198
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,203,720
				23,008,073
North Carolina — 1.0%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,451,481
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,002,330
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes, Inc. Obligated Group) Ser. A	5.00	10/1/2039	500,000	526,105
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2035	560,000	607,496
				3,587,412
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,268,398
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2038	350,000	380,353
Ohio, Revenue Bonds (Children’s Hospital Medical Center of Akron) Ser. B(a)	5.00	8/15/2032	1,000,000	1,093,641
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,736,960
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,659,269
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,175,711
				9,314,332
Oklahoma — .9%
Grand River Dam Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	2,965,000	3,245,402
Oregon — 2.2%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,640,750
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,501,629
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,326,272
				7,468,651
Pennsylvania — 7.9%
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,590,363
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	944,653
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,036,316
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,457,926

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Pennsylvania — 7.9% (continued)
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,064,876
Philadelphia, GO, Ser. A	5.00	8/1/2038	2,320,000	2,602,688
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,019,231
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,489,481
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	1,080,000	1,202,024
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	1,500,000	1,664,308
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2045	650,000	701,336
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,863,765
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,743,659
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	1,750,000	1,825,356
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,401,948
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,056
				27,617,986
Rhode Island — .2%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2036	500,000	540,430
South Carolina — 2.6%
Medical University Hospital Authority, Revenue Bonds (Nexton Project)	5.25	11/15/2038	1,050,000	1,138,740
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,067,961
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,927,154
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,018,354
				9,152,209
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,118,176
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	830,000	834,075
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,443,593
				3,395,844
Texas — 5.0%
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,615,750
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	8/15/2035	1,000,000	1,089,358
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	3,750,000	3,995,171
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	9/1/2043	750,000	820,809
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2029	640,000	662,139
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,638,042
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,496,101
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	5,988,179
				17,305,549
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,554,583

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Utah — 2.4%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,240,745
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,078,780
				8,319,525
Vermont — .6%
Vermont Student Assistance Corp., Revenue Bonds, Ser. A	5.00	6/15/2035	2,000,000	2,080,058
Virginia — 1.6%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	2,982,961
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,041,610
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,467,032
				5,491,603
Washington — 5.2%
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	6,985,836
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,103,240
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,056,030
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,704,147
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	2,270,000	2,344,977
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,359,728
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,666,018
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,001,544
				18,221,520
West Virginia — .5%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,825,000	1,872,392
Wisconsin — 5.5%
Milwaukee, GO (Insured; Assured Guaranty Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,669,743
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(d)	0.00	12/15/2042	4,500,000	1,415,583
Public Finance Authority, Revenue Bonds (Wake Forest University Office Building Project)	5.00	7/1/2035	2,000,000	2,204,733
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	671,587
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	695,992
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,250,000	1,313,767
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.00	6/15/2035	2,225,000	2,269,614
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,386,705
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,506,954
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,646,475
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,646,307

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Wisconsin — 5.5% (continued)
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	929,651
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,874,975
				19,232,086
Total Long-Term Municipal Investments (cost $343,520,471)				343,724,149
Total Investments (cost $346,021,971)			99.4%	345,955,491
Cash and Receivables (Net)			.6%	2,049,102
Net Assets			100.0%	348,004,593

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $24,536,340 or 7.1% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	346,021,971	345,955,491
Cash		976,966
Interest receivable		5,394,016
Receivable for shares of Common Stock subscribed		2,978
Prepaid expenses		29,028
		352,358,479
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		167,870
Payable for investment securities purchased		3,856,902
Payable for shares of Common Stock redeemed		220,388
Directors’ fees and expenses payable		12,005
Other accrued expenses		96,721
		4,353,886
Net Assets ($)		348,004,593
Composition of Net Assets ($):
Paid-in capital		353,914,991
Total distributable earnings (loss)		(5,910,398)
Net Assets ($)		348,004,593
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		27,160,652
Net Asset Value Per Share ($)		12.81
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2026

Investment Income ($):
Interest Income	12,700,099
Expenses:
Management fee—Note 3(a)	1,610,202
Shareholder servicing costs—Note 3(b)	420,552
Professional fees	124,321
Directors’ fees and expenses—Note 3(c)	40,861
Registration fees	34,700
Chief Compliance Officer fees—Note 3(b)	28,781
Prospectus and shareholders’ reports	25,518
Shareholder and regulatory reports service fees—Note 3(b)	21,250
Loan commitment fees—Note 2	8,517
Custodian fees—Note 3(b)	4,916
Miscellaneous	29,068
Total Expenses	2,348,686
Less—reduction in fees due to earnings credits—Note 3(b)	(4,316)
Net Expenses	2,344,370
Net Investment Income	10,355,729
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(331,087)
Net change in unrealized appreciation (depreciation) on investments	11,793,146
Net Realized and Unrealized Gain (Loss) on Investments	11,462,059
Net Increase in Net Assets Resulting from Operations	21,817,788
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2026	2025
Operations ($):
Net investment income	10,355,729	10,294,878
Net realized gain (loss) on investments	(331,087)	(1,365,433)
Net change in unrealized appreciation (depreciation) on investments	11,793,146	(653,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,817,788	8,275,976
Distributions ($):
Distributions to shareholders	(10,499,456)	(10,273,017)
Capital Stock Transactions ($):
Net proceeds from shares sold	12,247,015	11,446,550
Distributions reinvested	8,746,633	8,492,353
Cost of shares redeemed	(49,847,902)	(44,054,876)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(28,854,254)	(24,115,973)
Total Increase (Decrease) in Net Assets	(17,535,922)	(26,113,014)
Net Assets ($):
Beginning of Period	365,540,515	391,653,529
End of Period	348,004,593	365,540,515
Capital Share Transactions (Shares):
Shares sold	958,806	905,701
Shares issued for distributions reinvested	686,026	672,380
Shares redeemed	(3,918,571)	(3,488,379)
Net Increase (Decrease) in Shares Outstanding	(2,273,739)	(1,910,298)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.42	12.50	12.49	12.72	13.96
Investment Operations:
Net investment income(a)	.37	.34	.31	.27	.27
Net realized and unrealized gain (loss) on investments	.39	(.08 )	.02	(.19 )	(1.19)
Total from Investment Operations	.76	.26	.33	.08	(.92 )
Distributions:
Dividends from net investment income	(.37 )	(.34 )	(.31 )	(.28 )	(.27 )
Dividends from net realized gain on investments	-	-	(.01 )	(.03 )	(.05 )
Total Distributions	(.37 )	(.34 )	(.32 )	(.31 )	(.32 )
Net asset value, end of period	12.81	12.42	12.50	12.49	12.72
Total Return (%)	6.29	2.06	2.66	.69	(6.69)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.63	.71	.76	.75
Ratio of net expenses to average net assets(b)	.66	.63	.66 (c)	.70 (c)	.72 (c)
Ratio of net investment income to average net assets(b)	2.89	2.68	2.49 (c)	2.12 (c)	2.00 (c)
Portfolio Turnover Rate	22.54	25.19	19.15	14.58	8.68
Net Assets, end of period ($ x 1,000)	348,005	365,541	391,654	443,976	494,066

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events

NOTES TO FINANCIAL STATEMENTS (continued)
occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,231,342	—	2,231,342
Municipal Securities	—	343,724,149	—	343,724,149
	—	345,955,491	—	345,955,491

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

NOTES TO FINANCIAL STATEMENTS (continued)
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $984,968, accumulated capital losses $6,849,056 and unrealized depreciation $46,310.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2026. The fund has $390,642 of short-term capital losses and $6,458,414 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2026 and May 31, 2025 were as follows: tax-exempt income $10,499,456 and $10,273,017, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2026, the fund was charged $256,928 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $71,465 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $4,916 pursuant to the custody agreement. These fees were partially offset by earnings credits of $4,316.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2026, the fund was charged $6,616 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2026, the fund was charged $28,781 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $21,250 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $132,728, Custodian fees of $2,100, Chief Compliance Officer fees of $3,845, Transfer Agent fees of $18,180, checkwriting fees of $1,100 and shareholder and regulatory reports service fees of $9,917.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2026, amounted to $79,909,992 and $103,047,850, respectively.
At May 31, 2026, the cost of investments for federal income tax purposes was $346,001,801; accordingly, accumulated net unrealized depreciation on investments was $46,310, consisting of $3,871,037 gross unrealized appreciation and $3,917,347 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Intermediate Municipal Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”), including the schedule of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended May 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $69,642.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0947NCSRAR0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Intermediate Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)